TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (24,192)	$ (2,171)	$ 17,921
Foreign	10,697	2,952	1,874
Loss before taxes	$ (13,495)	$ 781	$ 19,795